Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000028113 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	(10.70%)
C000028113 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(10.70%)
C000028113 | USD
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000028113 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028113 | United States
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000028113 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000028113 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000028113 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000028113 | France
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000028113 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028113 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028113 | China
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028113 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028113 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000028113 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000028113 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000028113 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028113 | Governments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000028113 | Corporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000028113 | Mortgage Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000028113 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028113 | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028113 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028113 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028113 | Covered Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028113 | Corporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028113 | Emerging Markets - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028113 | Governments - Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028113 | Governments - Sovereign Agencies
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000028113 | Others
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028113 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000057412 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	(10.70%)
C000057412 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(10.70%)
C000057412 | USD
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000057412 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000057412 | United States
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000057412 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000057412 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000057412 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000057412 | France
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000057412 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000057412 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000057412 | China
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000057412 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000057412 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000057412 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000057412 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000057412 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000057412 | Governments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000057412 | Corporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000057412 | Mortgage Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000057412 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000057412 | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000057412 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000057412 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000057412 | Covered Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000057412 | Corporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000057412 | Emerging Markets - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000057412 | Governments - Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000057412 | Governments - Sovereign Agencies
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000057412 | Others
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000057412 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028115 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	(10.70%)
C000028115 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(10.70%)
C000028115 | USD
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000028115 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028115 | United States
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000028115 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000028115 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000028115 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000028115 | France
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000028115 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028115 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028115 | China
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028115 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028115 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000028115 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000028115 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000028115 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028115 | Governments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000028115 | Corporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000028115 | Mortgage Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000028115 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028115 | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028115 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028115 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028115 | Covered Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028115 | Corporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028115 | Emerging Markets - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028115 | Governments - Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028115 | Governments - Sovereign Agencies
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000028115 | Others
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028115 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000057411 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	(10.70%)
C000057411 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(10.70%)
C000057411 | USD
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000057411 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000057411 | United States
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000057411 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000057411 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000057411 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000057411 | France
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000057411 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000057411 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000057411 | China
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000057411 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000057411 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000057411 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000057411 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000057411 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000057411 | Governments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000057411 | Corporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000057411 | Mortgage Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000057411 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000057411 | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000057411 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000057411 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000057411 | Covered Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000057411 | Corporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000057411 | Emerging Markets - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000057411 | Governments - Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000057411 | Governments - Sovereign Agencies
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000057411 | Others
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000057411 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000135460 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	(10.70%)
C000135460 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(10.70%)
C000135460 | USD
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000135460 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000135460 | United States
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000135460 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000135460 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000135460 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000135460 | France
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000135460 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000135460 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000135460 | China
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000135460 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000135460 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000135460 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000135460 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000135460 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000135460 | Governments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000135460 | Corporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000135460 | Mortgage Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000135460 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000135460 | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000135460 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000135460 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000135460 | Covered Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000135460 | Corporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000135460 | Emerging Markets - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000135460 | Governments - Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000135460 | Governments - Sovereign Agencies
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000135460 | Others
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000135460 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%